Share Capital - Additional Information (Detail) $ in Millions			6 Months Ended		9 Months Ended
	Jul. 29, 2022 CAD ($) shares	Dec. 09, 2021 shares	Apr. 30, 2022 CAD ($) shares	Apr. 30, 2022 $ / shares	Jul. 31, 2022	Jul. 29, 2022 $ / shares	Jun. 15, 2022 CAD ($)	Jan. 31, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer					2.50%			2.50%
Minimum leverage Ratio					3.00%
Minimum TLAC ratio								21.50%
Minimum TLAC leverage ratio								6.75%
Normal Course Issuer Bid [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum threshold of shares purchased | shares		20,000,000
Normal course issuer bid expiration date		Dec. 12, 2022
Shares repurchased during the period shares | shares			1,800,000
Shares repurchased weighted average price | $ / shares				$ 74.43
Shares repurchased during the period value | $			$ 134
Fixed interest rate [member] | 7.150% Limited Recourse Capital Notes Series 3 [member] | July 28, 2082 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Principal amount | $							$ 800
Notes, maturity date					July 28, 2082
Borrowings interest rate					7.15%
Borrowings adjustment to interest payable basis					Starting on July 28, 2027, and every five years thereafter until July 28, 2077, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 4.000% per annum.
Fixed interest rate [member] | 7.150% Limited Recourse Capital Notes Series 3 [member] | July 28, 2082 [member] | Government of Canada [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Notes, maturity date					July 28, 2027
Borrowings interest rate					4.00%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge					1.00%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio					10.50%
Tier 1 capital ratio					12.00%
Total capital ratio					14.00%
Non cumulative Series 45 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares redeemed | shares	32,000,000
Redemption price per share | $ / shares						$ 25
Reduction of issued capital | $	$ 800
Non cumulative Series 45 class A preferred shares [member] | Fixed interest rate [member] | 7.150% Limited Recourse Capital Notes Series 3 [member] | July 28, 2082 [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Share conversion basis					Subject to regulatory approval, we may redeem the LRCN Series 3 Notes, in whole or in part, every five years during the period from June 28 to and including July 28, commencing on June 28, 2027, at par.